Financial assets and liabilities - Summary of Sector financial asset and liability (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		R$ (1,308,597)		R$ (1,261,998)
Cost of gas	[1]	(90,414)		(14,647)	[2]
Tax credits		(29,025)		(65,710)
Residential deferral	[3]	52,092
Monetary adjustment		(111,245)	[2]	(89,640)	[4]
IGP-M deferral		(49,118)	[5]	117,418
Business combination				5,980
Net sector financial asset (liability) at end of period		(1,536,307)		(1,308,597)
Current		241,613
Non-current		(1,777,920)
Net sector financial asset (liability)		(1,536,307)		(1,308,597)
Sectorial assets
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		731,642		548,700
Cost of gas	[1]	(51,483)		(12,437)	[2]
Tax credits
Residential deferral	[3]	52,092
Monetary adjustment		45,821	[2]	71,981	[4]
IGP-M deferral		(49,118)	[5]	117,418
Business combination				5,980
Net sector financial asset (liability) at end of period		728,954		731,642
Current		338,332
Non-current		390,622
Net sector financial asset (liability)		728,954		731,642
Sectorial liabilities
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period	[3]	(2,040,239)		(1,810,698)
Cost of gas	[1]	(38,931)		(2,210)	[2]
Tax credits	[3]	(29,025)		(65,710)
Residential deferral	[3]
Monetary adjustment		(157,066)	[2]	(161,621)	[4]
IGP-M deferral			[5]		[3]
Business combination	[3]
Net sector financial asset (liability) at end of period	[3]	(2,265,261)		(2,040,239)
Current	[3]	(96,719)
Non-current	[3]	(2,168,542)
Net sector financial asset (liability)	[3]	R$ (2,265,261)		R$ (2,040,239)

[1]	This refers to the cost of purchased gas compared to the cost included in the tariffs, fully classified as a current asset, since the regulator's decision provides for tariff recovery on an annual basis for residential and commercial customer categories and quarterly for other customer categories.
[2]	On April 24, 2025, AGERGS, through DRE No. 79/2025, approved the following issues related to the tariff review for the 2024 fiscal year: (i) Inclusion of IRPJ and CSLL in the gross margin calculation; and (ii) Recalculation of the retroactive payment. Based on the reassessment of these issues, Sulgás recognized an impact on its short-term Sectorial financial assets in the amount of R$ 93,060.
[3]	According to ARSESP Resolution No. 1,709, of September 9, 2025, the individual residential segment had reduced margins applied, replacing those originally foreseen for the new tariff cycle, until December 9, 2026. Due to these reduced tariffs, the Company began to record in its accounting the deferral related to the difference between the tariffs charged to users and those defined in the tariff schedule of the ordinary review. This difference will be added to the tariffs in effect from December 10, 2026.
[4]	Monetary adjustment on the gas current account and late payment credit, basis on the SELIC rate.
[5]	Appropriation of the IGP-M deferral for residential and commercial customer categories, recognized in non-current assets, according to ARSESP Resolution No. 1,162 of May 26, 2021 and the 7th Addendum to the Comgás Concession Contract on October 1, 2021. As of ARSESP Resolution No. 1,709, of September 9, 2025, said deferral has been included in the tariff charged to customers and will be amortized until the end of the current tariff cycle.